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                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 2, 2005

         This supplement replaces the supplement dated January 12, 2006.

SUNAMERICA BALANCED PORTFOLIO. Effective January 23, 2006, J.P. Morgan Investment Management Inc. ("J.P. Morgan") became the subadviser to the SunAmerica Balanced Portfolio.

Under the section titled "TRUST HIGHLIGHTS," the following chart relating to the SunAmerica Balanced Portfolio will be replaced, upon JP Morgan's assumption of subadvisory functions, in its entirety with the following:

                                                                                   CLASS 1      CLASS 2       CLASS 3
AVERAGE ANNUAL TOTAL RETURNS                              PAST ONE    PAST FIVE    SINCE        SINCE         SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)         YEAR        YEAR         INCEPTION(1) INCEPTION(1)  INCEPTION(1)
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
SunAmerica Balanced Portfolio      Class 1                6.84%       -3.88%       6.42%        N/A           N/A
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
                                   Class 2                6.62%       N/A          N/A          0.19%         N/A
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
                                   Class 3                6.52%       N/A          N/A          N/A           9.25%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
S&P 500(R) Index(2)                                       10.88%      -2.30%       8.85%        2.00%         21.39%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
Lehman Brothers U.S. Aggregate Index(3)                   4.34%       7.71%        7.24%        6.56%         4.46%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
Treasury Bills(4)                                         1.39%       2.67%        3.62%        1.47%         1.23%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
Blended Index(4)                                          7.66%       1.98%        8.15%        3.60%         13.36%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
Russell 1000(R) Index(5)                                  11.40%      -1.76%       8.93%        2.57%         22.01%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------
New Blended Index(6)                                      8.45%       2.15%        8.62%        4.37%         14.74%
--------------------------------------------------------- ----------- ------------ ------------ ------------- --------------

(1) Inception Date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P(R) 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(5) Effective January 23, 2006, the Portfolio has selected the Russell 1000(R) Index for performance comparisons in the blended index. The change was made from Treasury Bills to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

(6) Effective January 23, 2006, the Portfolio has selected the New Blended Index for performance comparisons. The change to the New Blended Index was made because the New Blended Index is more representative of the Portfolio's investment strategy. The new Blended Index consists of 30% S&P 500(R) Index, 30% Russell 1000(R) Index and 40% Lehman Brothers U.S. Aggregate Index.

Under the section titled "MORE INFORMATION ABOUT THE PORTFOLIOS," under the heading "Investment Strategies" following investment options are added to "What other types of investments or strategies may the Portfolio use to a significant extent?"

                  o   Asset-backed securities
                  o   Mortgage-backed securities
                  o   To be announced (TBA) mortgage-backed securities
                  o   Commercial mortgage-backed securities
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                  o   Forward commitments to purchase or sell short
                      mortgage-backed securities and TBA mortgage-backed securities (may sell short up to 15% in mortgage-backed securities and TBA mortgage-backed securities)
                  o   Non-convertible preferred securities
                  o   Mortgage dollar roll transactions

In the section titled "GLOSSARY," the following is added under the definition of "Fixed income securities," as the last sentence under "Pass-through securities:"

         "To be announced (TBA) mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date."

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the SunAmerica Balanced Portfolio will be replaced, upon JP Morgan's assumption of subadvisory functions, in its entirety and replaced with the following:

                                               NAME AND TITLE OF
   PORTFOLIO OR                              PORTFOLIO MANAGER (s)
MANAGED COMPONENT        MANAGER(s)       (AND/OR MANAGEMENT TEAM(s))                     EXPERIENCE
------------------- --------------------- ---------------------------- -------------------------------------------------
SunAmerica          JP Morgan             o  Patrik Jakobson           Mr. Jakobson, managing director, is a portfolio
Balanced Portfolio                           Managing Director         manager and the head of the US Global Multi-Asset
                                             and Portfolio Manager     Group.  He is a member of the Global Strategy
                                                                       Team that is responsible for managing the group's
                                                                       tactical allocation investment process and global
                                                                       portfolio strategy. An employee since 1987, Mr.
                                                                       Jakobson has served as a portfolio manager for the
                                                                       firm's global asset allocation and balanced
                                                                       portfolios since 1995 and has worked extensively
                                                                       with institutional clients on strategic asset
                                                                       allocation issues. He previously managed equity
                                                                       portfolios and worked as a research analyst
                                                                       specializing in the retailing industry in
                                                                       corporate finance.

------------------- --------------------- ---------------------------- -------------------------------------------------
                                          o  Maddi Dessner             Mrs. Dessner, vice president, is a portfolio
                                             Vice President and        manager for the Global Multi-Asset Group based
                                             Portfolio Manager         in New York. An employee since 1995, Mrs. Dessner
                                                                       previously was a client portfolio manager in the
                                                                       Global Emerging Markets Group. Prior to joining
                                                                       the GEM group in 2000, she spent four years in the
                                                                       Foreign Exchange sales and trading group. Mrs.
                                                                       Dessner is a CFA charterholder and holds NASD
                                                                       Series 7 and 63 licenses.

------------------- --------------------- ---------------------------- -------------------------------------------------

DATE:  FEBRUARY 3, 2006

Versions A, B, C1, C2, D, AG Life, Combined Version 1 and Combined Master